Capital management	12 Months Ended
Dec. 31, 2019
Disclosure of capital management [Abstract]
Capital management
16	Capital management

The Corporation views capital as the sum of its cash and cash equivalents, long-term debt and equity. The Corporations’ objectives when managing capital is to safeguard its ability to continue as a going concern in order to provide an adequate return to shareholders and maintain a sufficient level of funds to finance its research and development activities, general and administrative expenses, working capital and overall capital expenditures, including those associated with patents and trademarks. To maintain or adjust the capital structure, the Corporation may attempt to issue new shares, issue new debt, acquire or dispose of assets, all of which are subject to market conditions and the terms of the underlying third party agreements. The Corporation is not subject to any regulatory capital requirements imposed.

	2019	2018
	$	$
Total long-term debt	8,461	8,150
Less: Cash and cash equivalents	(14,066)	(14,895)

Net debt	(5,605)	(6,745)
Equity	6,448	4,317

Total capital	843	(2,428)

The Corporation is in compliance with its debt covenants.